UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06515

Morgan Stanley Flexible Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	October 31, 2011

Date of reporting period:	July 31, 2011

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Flexible Income Trust

Portfolio of Investments • July 31, 2011 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Foreign Government & Corporate Bonds (23.7%)
	Argentina (0.7%)
	Sovereign
$677	Argentina Bonos	7.00%	10/03/15	$665,999

	Australia (1.7%)
	Basic Materials (0.8%)
135	FMG Resources August 2006 Pty Ltd. (a)	6.375	02/01/16	137,869
580	FMG Resources August 2006 Pty Ltd. (a)(b)	6.875	02/01/18	606,100
				743,969
	Communications (0.1%)
145	Telstra Corp. Ltd. (a)	4.80	10/12/21	149,257
	Consumer, Cyclical (0.1%)
130	Wesfarmers Ltd. (a)	2.983	05/18/16	132,091
	Finance (0.7%)
150	Dexus Diversfied Trust/Dexus Office Trust (a)(b)	5.60	03/15/21	155,313
250	Goodman Funding Pty Ltd. (a)	6.375	04/15/21	262,826
225	WEA Finance LLC (a)	4.625	05/10/21	227,580
				645,719
	Total Australia			1,671,036

	Belgium (0.5%)
	Consumer, Non-Cyclical
437	Delhaize Group SA	5.70	10/01/40	431,940

	Belize (0.0%)
	Sovereign
50	Government of Belize	6.00	02/20/29	33,000

	Brazil (2.0%)
	Basic Materials (0.2%)
185	Vale Overseas Ltd.	5.625	09/15/19	204,383
30	Vale Overseas Ltd.	6.875	11/10/39	34,848
				239,231
	Energy (0.3%)
225	Petrobras International Finance Co.	5.75	01/20/20	247,842
	Finance (0.3%)
255	Banco Bradesco SA (a)	4.125	05/16/16	260,355
	Sovereign (1.2%)
160	Banco Nacional de Desenvolvimento Economico e Social (a)	5.50	07/12/20	170,400
250	Banco Nacional de Desenvolvimento Economico e Social (a)	6.369	06/16/18	285,000
100	Brazilian Government International Bond	4.875	01/22/21	109,650
378	Brazilian Government International Bond	5.875	01/15/19	442,638
110	Brazilian Government International Bond	7.125	01/20/37	141,625
				1,149,313
	Total Brazil			1,896,741

	Canada (0.8%)
	Basic Materials
135	Barrick North America Finance LLC (a)	4.40	05/30/21	140,482
100	Goldcorp, Inc. (b)	2.00	08/01/14	125,375
440	Nova Chemicals Corp.	8.375	11/01/16	490,600
	Total Canada			756,457

Chile (0.1%)
Finance
CLP	50,000	Banco Santander Chile	6.50%	09/22/20	$103,279

Croatia (0.1%)
Sovereign
$100	Croatia Government International Bond (a)	6.625	07/14/20	104,125

Denmark (0.0%)
Finance
DKK	(c)	Nordea Kredit Realkreditaktieselskab, Series ANN	5.00	07/01/29	17
154	Realkredit Danmark A/S	6.00	10/01/29	31,963
Total Denmark	31,980

Dominican Republic (0.1%)
Sovereign
$55	Dominican Republic International Bond	9.04	01/23/18	62,300

Ecuador (0.2%)
Sovereign
158	Ecuador Government International Bond	9.375	12/15/15	161,160

France (0.5%)
Finance
285	BNP Paribas SA	5.00	01/15/21	293,254
200	Societe Generale SA (a)	5.20	04/15/21	196,581
Total France	489,835

Ghana (0.4%)
Sovereign
359	Republic of Ghana (a)(b)	8.50	10/04/17	408,829

Indonesia (0.9%)
Finance (0.2%)
277	Tjiwi Kimia Finance BV, Tranche A	3.255	(d)	04/28/15	49,938
9	Tjiwi Kimia Finance BV, Tranche A (a)	3.255	(d)	04/28/15	1,543
667	Tjiwi Kimia Finance BV, Tranche B (a)	3.255	(d)	04/28/18	76,040
1,648	Tjiwi Kimia Finance BV, Tranche C (a)	0.00	(d)	04/28/27	57,668
185,189
Sovereign (0.7%)
115	Indonesia Government International Bond	7.75	01/17/38	150,650
215	Indonesia Government International Bond (a)	11.625	03/04/19	324,112
170	Majapahit Holding BV	7.75	01/20/20	208,250
683,012
Total Indonesia	868,201

Ireland (0.5%)
Sovereign (0.3%)
EUR	255	Ireland Government Bond	5.40	03/13/25	242,589
Utilities (0.2%)
$225	Iberdrola Finance Ireland Ltd. (a)	5.00	09/11/19	225,315
Total Ireland	467,904

Italy (0.5%)
Finance (0.1%)
100	Intesa Sanpaolo SpA (a)	6.50	02/24/21	103,681
Utilities (0.4%)
375	Enel Finance International N.V. (a)	5.125	10/07/19	374,897
Total Italy	478,578

Kazakhstan (0.6%)
Sovereign
200	Development Bank of Kazakhstan JSC (a)	5.50	12/20/15	209,000
120	Intergas Finance BV	6.375	05/14/17	130,284

	$140	KazMunayGas National Co. (a)	6.375%	04/09/21	$149,800
	100	KazMunayGas National Co. (a)	9.125	07/02/18	125,000
		Total Kazakhstan			614,084

		Lithuania (0.2%)
		Sovereign
	100	Lithuania Government International Bond (a)	6.125	03/09/21	106,875
	100	Lithuania Government International Bond	7.375	02/11/20	116,625
		Total Lithuania			223,500

		Luxembourg (0.9%)
		Basic Materials (0.2%)
	165	ArcelorMittal	9.85	06/01/19	215,068
		Communications (0.7%)
	360	Intelsat Jackson Holdings SA	9.50	06/15/16	379,350
	250	Wind Acquisition Finance SA (a)	11.75	07/15/17	278,437
					657,787
		Total Luxembourg			872,855

		Mexico (2.4%)
		Consumer, Non-Cyclical (0.1%)
	145	Grupo Bimbo SAB de CV (a)	4.875	06/30/20	150,179
		Industrials (0.1%)
	110	Cemex SAB de CV (a)	9.00	01/11/18	103,950
		Sovereign (2.2%)
MXN	5,266	Mexican Bonos	8.00	06/11/20	494,676
	$130	Mexico Government International Bond	6.05	01/11/40	143,975
	110	Mexico Government International Bond	6.75	09/27/34	132,825
	180	Pemex Project Funding Master Trust	6.625	06/15/35	197,065
	123	Pemex Project Funding Master Trust	6.625	06/15/38	134,722
	410	Pemex Project Funding Master Trust	8.625	12/01/23	500,200
	300	Petroleos Mexicanos	5.50	01/21/21	321,600
	123	Petroleos Mexicanos	8.00	05/03/19	154,685
					2,079,748
		Total Mexico			2,333,877

		Netherlands (0.7%)
		Finance (0.2%)
	225	Aegon N.V.	4.625	12/01/15	239,793
		Technology (0.5%)
	445	Sensata Technologies BV (a)	6.50	05/15/19	451,675
		Total Netherlands			691,468

		Peru (0.4%)
		Sovereign
	150	Peruvian Government International Bond	7.35	07/21/25	191,250
	113	Peruvian Government International Bond	8.75	11/21/33	162,437
		Total Peru			353,687

		Philippines (0.7%)
		Sovereign
	170	Philippine Government International Bond	4.00	01/15/21	171,275
	300	Philippine Government International Bond	8.375	06/17/19	395,625
	44	Philippine Government International Bond	8.875	03/17/15	54,560
		Total Philippines			621,460

		Russia (2.5%)
		Communications (0.2%)
	169	Intelsat Luxembourg SA (e)	11.50	02/04/17	181,888
		Sovereign (2.3%)
	214	Russian Agricultural Bank OJSC Via RSHB Capital SA (a)	6.299	05/15/17	229,783

	$220	Russian Agricultural Bank OJSC Via RSHB Capital SA (a)	7.175%	05/16/13	$236,775
	500	Russian Foreign Bond - Eurobond	5.00	04/29/20	527,500
	860	Russian Foreign Bond - Eurobond	7.50	03/31/30	1,029,622
RUB	5,000	Russian Foreign Bond - Eurobond (a)	7.85	03/10/18	190,904
					2,214,584
		Total Russia			2,396,472

		Spain (0.2%)
		Finance
	$200	BBVA US Senior SAU	3.25	05/16/14	197,085

		Sweden (0.3%)
		Finance
	250	Nordea Bank AB (a)	4.875	05/13/21	246,108

		Switzerland (0.1%)
		Finance
	90	ABB Treasury Center USA, Inc. (a)	2.50	06/15/16	91,591

		Turkey (1.5%)
		Sovereign
	130	Turkey Government International Bond	5.625	03/30/21	138,125
	14	Turkey Government International Bond	6.75	04/03/18	16,135
	250	Turkey Government International Bond	6.75	05/30/40	271,250
	177	Turkey Government International Bond	6.875	03/17/36	196,240
	240	Turkey Government International Bond	7.00	03/11/19	279,900
	50	Turkey Government International Bond	7.50	07/14/17	59,375
	130	Turkey Government International Bond	7.50	11/07/19	155,350
	260	Turkey Government International Bond	8.00	02/14/34	323,700
		Total Turkey			1,440,075

		Ukraine (0.7%)
		Sovereign
	240	Ukraine Government International Bond	6.58	11/21/16	247,500
	300	Ukraine Government International Bond	6.75	11/14/17	308,550
	100	Ukraine Government International Bond (a)	7.75	09/23/20	105,250
	30	Ukraine Government International Bond	7.75	09/23/20	31,425
		Total Ukraine			692,725

		United Kingdom (1.7%)
		Communications (0.3%)
	270	Virgin Media Finance PLC, Series 1	9.50	08/15/16	305,100
		Finance (0.9%)
	195	HBOS PLC (a)	6.75	05/21/18	195,732
	110	HSBC Holdings PLC	5.10	04/05/21	115,758
	395	Royal Bank of Scotland PLC (The)	4.875	03/16/15	410,260
	160	Standard Chartered Bank (a)	6.40	09/26/17	179,026
					900,776
		Industrials (0.3%)
	235	BAA Funding Ltd. (a)	4.875	07/15/21	239,724
		Utilities (0.2%)
	200	PPL WEM Holdings PLC (a)	3.90	05/01/16	209,494
		Total United Kingdom			1,655,094

		Uruguay (0.2%)
		Sovereign
	107	Uruguay Government International Bond	8.00	11/18/22	139,902

		Venezuela (1.6%)
		Sovereign
	574	Petroleos de Venezuela SA	8.50	11/02/17	439,110
	100	Venezuela Government International Bond	6.00	12/09/20	63,500
	328	Venezuela Government International Bond	7.00	03/31/38	193,520

$200	Venezuela Government International Bond	7.65%	04/21/25	$130,000
104	Venezuela Government International Bond	9.00	05/07/23	75,244
792	Venezuela Government International Bond (b)	9.25	09/15/27	595,980
	Total Venezuela			1,497,354
	Total Foreign Government & Corporate Bonds (Cost $22,397,147)			22,698,701

	Domestic Corporate Bonds (59.6%)
	Basic Materials (3.2%)
260	Boise Paper Holdings LLC / Boise Finance Co.	9.00	11/01/17	285,350
350	CF Industries, Inc.	6.875	05/01/18	400,312
250	Georgia-Pacific LLC	8.875	05/15/31	325,865
220	International Paper Co.	7.50	08/15/21	269,259
740	JMC Steel Group (a)	8.25	03/15/18	771,450
403	Lyondell Chemical Co. (a)	8.00	11/01/17	457,405
205	PH Glatfelter Co.	7.125	05/01/16	212,175
270	Solutia, Inc.	8.75	11/01/17	301,050
				3,022,866
	Communications (7.2%)
515	CCO Holdings LLC / CCO Holdings Capital Corp.	6.50	04/30/21	516,287
100	CenturyLink, Inc.	6.45	06/15/21	103,321
375	Cincinnati Bell, Inc.	8.375	10/15/20	379,687
500	CommScope, Inc. (a)	8.25	01/15/19	522,500
340	Cricket Communications, Inc. (a)	7.75	10/15/20	338,300
670	CSC Holdings LLC	8.625	02/15/19	770,500
545	DISH DBS Corp.	6.625	10/01/14	582,469
115	Earthlink, Inc. (a)	8.875	05/15/19	109,825
300	EH Holding Corp. (a)	7.625	06/15/21	310,500
45	Expedia, Inc.	5.95	08/15/20	45,067
400	Frontier Communications Corp.	9.00	08/15/31	415,500
535	inVentiv Health, Inc. (a)	10.00	08/15/18	524,300
168	Liberty Media LLC	3.125	03/30/23	197,190
358	Liberty Media LLC	3.50	01/15/31	199,041
150	Omnicom Group, Inc. (b)(f)	0.00	07/01/38	163,875
150	SBA Communications Corp.	1.875	05/01/13	165,000
155	Sprint Capital Corp.	6.90	05/01/19	159,263
200	Symantec Corp., Series B (b)	1.00	06/15/13	239,250
55	Windstream Corp. (b)	7.75	10/01/21	58,575
565	Windstream Corp.	7.875	11/01/17	606,669
455	XM Satellite Radio, Inc. (a)	7.625	11/01/18	484,575
				6,891,694
	Consumer, Cyclical (6.3%)
290	AMC Entertainment, Inc. (b)	8.75	06/01/19	309,575
250	Ameristar Casinos, Inc. (a)	7.50	04/15/21	261,250
200	Caesars Entertainment Operating Co., Inc.	10.00	12/15/18	180,000
495	Caesars Entertainment Operating Co., Inc.	11.25	06/01/17	547,594
200	Chrysler Group LLC/CG Co-Issuer, Inc. (a)(b)	8.00	06/15/19	194,500
465	Dana Holding Corp.	6.50	02/15/19	473,137
110	DR Horton, Inc.	6.50	04/15/16	115,500
150	DR Horton, Inc., Series DHI	2.00	05/15/14	169,312
180	Gap, Inc. (The)	5.95	04/12/21	177,924
110	Hyatt Hotels Corp. (a)	6.875	08/15/19	125,623
60	Ingram Micro, Inc.	5.25	09/01/17	64,133
100	International Game Technology (b)	3.25	05/01/14	122,375
530	Lennar Corp.	6.95	06/01/18	522,050
125	Levi Strauss & Co. (b)	7.625	05/15/20	126,406
515	MGM Resorts International	7.625	01/15/17	507,919
190	QVC, Inc. (a)	7.125	04/15/17	204,725
200	RadioShack Corp. (a)	2.50	08/01/13	199,500
3,904	Resort at Summerlin LP, Series B (e)(g)(h)(i)(j)	13.00	12/31/40	0
150	Tech Data Corp.	2.75	12/15/26	154,875
110	Tenneco, Inc.	6.875	12/15/20	114,400
390	Tenneco, Inc.	7.75	08/15/18	418,275

$260	TRW Automotive, Inc. (a)	8.875%		12/01/17	$291,200
200	Wyndham Worldwide Corp.	5.625		03/01/21	205,156
535	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (b)	7.75		08/15/20	593,850
					6,079,279
	Consumer, Non-Cyclical (17.0%)
85	Altria Group, Inc.	9.25		08/06/19	113,607
150	Amgen, Inc., Series B	0.375		02/01/13	150,938
400	Apria Healthcare Group, Inc.	11.25		11/01/14	412,000
570	Aptalis Pharma, Inc.	12.75		03/01/16	619,162
1,045	ARAMARK Corp.	8.50		02/01/15	1,092,025
183	Archer-Daniels-Midland Co. (b)	0.875		02/15/14	192,836
320	Boston Scientific Corp. (b)	6.00		01/15/20	365,302
140	Bunge Ltd. Finance Corp.	8.50		06/15/19	174,240
150	Cephalon, Inc.	2.50		05/01/14	185,063
725	CHS/Community Health Systems, Inc. (b)	8.875		07/15/15	751,281
1,055	Constellation Brands, Inc.	7.25		05/15/17	1,160,500
730	Del Monte Foods Co. (a)	7.625		02/15/19	754,637
185	Gilead Sciences, Inc. (a)	1.00		05/01/14	208,125
50	Gilead Sciences, Inc.	4.50		04/01/21	52,279
1,655	HCA, Inc.	7.69		06/15/25	1,580,525
250	Healthsouth Corp.	7.75		09/15/22	267,500
129	Healthsouth Corp. (b)	10.75		06/15/16	136,740
505	IASIS Healthcare LLC / IASIS Capital Corp. (a)	8.375		05/15/19	501,212
1,010	Jarden Corp.	7.50		05/01/17	1,061,762
415	JBS USA LLC / JBS USA Finance, Inc.	11.625		05/01/14	481,400
480	Kindred Healthcare, Inc. (a)	8.25		06/01/19	472,800
150	Life Technologies Corp. (b)	1.50		02/15/24	159,938
150	Molson Coors Brewing Co. (b)	2.50		07/30/13	165,188
150	Mylan, Inc. (b)	1.25		03/15/12	159,000
115	Quest Diagnostics, Inc.	6.95		07/01/37	135,699
1,020	RSC Equipment Rental, Inc. / RSC Holdings III LLC	8.25		02/01/21	1,058,250
13	Select Medical Corp.	7.625		02/01/15	12,773
287	Select Medical Holdings Corp. (b)	6.211	(d)	09/15/15	275,879
1,055	SUPERVALU, Inc. (b)	8.00		05/01/16	1,099,837
320	Ticketmaster Entertainment LLC / Ticketmaster Noteco, Inc.	10.75		08/01/16	350,400
470	TreeHouse Foods, Inc.	7.75		03/01/18	503,487
225	Universal Health Services, Inc.	7.00		10/01/18	235,125
400	Valeant Pharmaceuticals International (a)	6.50		07/15/16	394,000
330	Valeant Pharmaceuticals International (a)	7.25		07/15/22	319,275
140	Verisk Analytics, Inc.	5.80		05/01/21	153,888
535	Warner Chilcott Co. LLC / Warner Chilcott Finance LLC (a)	7.75		09/15/18	543,025
					16,299,698
	Energy (7.3%)
157	Alpha Natural Resources, Inc. (b)	2.375		04/15/15	181,728
260	Alpha Natural Resources, Inc.	6.25		06/01/21	270,400
1,005	Chaparral Energy, Inc.	8.25		09/01/21	1,042,687
150	Chesapeake Energy Corp.	2.75		11/15/35	175,313
725	Concho Resources, Inc.	7.00		01/15/21	783,000
470	Continental Resources, Inc.	7.125		04/01/21	505,250
595	Denbury Resources, Inc.	9.75		03/01/16	667,888
175	Energy Transfer Partners LP	9.00		04/15/19	221,467
700	Energy XX1 Ltd.	9.25		12/15/17	756,000
75	EQT Corp.	8.125		06/01/19	93,731
500	Linn Energy LLC / Linn Energy Finance Corp. (a)	6.50		05/15/19	500,625
95	Marathon Petroleum Corp. (a)	5.125		03/01/21	100,957
350	QEP Resources, Inc.	6.875		03/01/21	381,500
300	SandRidge Energy, Inc. (b)	8.75		01/15/20	330,750
500	Venoco, Inc.	8.875		02/15/19	520,000

$396	Williams Cos., Inc. (The)	7.875%	09/01/21	$502,278
				7,033,574
	Finance (11.1%)
1,070	Ally Financial, Inc.	6.25	12/01/17	1,094,239
720	Ally Financial, Inc.	7.50	09/15/20	758,700
190	Ares Capital Corp. (a)	5.75	02/01/16	200,450
200	Brandywine Operating Partnership LP	4.95	04/15/18	207,861
86	CA FM Lease Trust (a)(j)	8.50	07/15/17	98,184
400	Citigroup, Inc. (k)	8.50	05/22/19	503,419
255	CNA Financial Corp.	5.75	08/15/21	272,055
300	Digital Realty Trust LP	4.50	07/15/15	316,950
320	Discover Bank (b)	7.00	04/15/20	361,827
150	ERP Operating LP	3.85	08/15/26	152,325
250	Ford Motor Credit Co. LLC	7.00	04/15/15	274,375
155	General Electric Capital Corp.	5.30	02/11/21	165,531
150	Genworth Financial, Inc.	7.20	02/15/21	141,188
155	Hartford Financial Services Group, Inc.	5.50	03/30/20	163,411
225	HCP, Inc.	5.625	05/01/17	247,057
150	Health Care REIT, Inc.	4.75	07/15/27	169,687
170	Health Care REIT, Inc.	6.125	04/15/20	187,530
1,010	International Lease Finance Corp. (b)	8.25	12/15/20	1,126,150
75	NASDAQ OMX Group, Inc. (The)	5.55	01/15/20	76,630
125	Nationwide Financial Services (a)	5.375	03/25/21	129,174
651	NSG Holdings LLC / NSG Holdings, Inc. (a)	7.75	12/15/25	647,745
100	Prudential Financial, Inc., MTN	6.625	12/01/37	112,641
1,030	Regions Financial Corp.	5.75	06/15/15	1,024,438
115	Santander Holdings USA, Inc.	4.625	04/19/16	118,936
795	SLM Corp., MTN	6.25	01/25/16	832,699
225	SLM Corp., MTN	8.00	03/25/20	246,911
300	Ventas Realty LP/Ventas Capital Corp.	4.75	06/01/21	305,210
150	Vornado Realty LP	3.875	04/15/25	169,313
105	Wachovia Corp.	5.625	10/15/16	116,662
200	Wells Operating Partnership II LP (a)	5.875	04/01/18	213,223
205	Willis Group Holdings PLC	4.125	03/15/16	212,066
				10,646,587
	Industrials (2.8%)
275	Clean Harbors, Inc. (a)	7.625	08/15/16	293,562
185	CRH America, Inc.	6.00	09/30/16	207,452
275	Graphic Packaging International, Inc.	7.875	10/01/18	299,750
105	Masco Corp.	6.125	10/03/16	107,467
118	Orbital Sciences Corp.	2.438	01/15/27	123,458
150	Owens-Brockway Glass Container, Inc. (a)	3.00	06/01/15	144,562
525	Pactiv Corp. (b)	7.95	12/15/25	454,125
695	RBS Global, Inc. / Rexnord LLC	8.50	05/01/18	754,075
275	Solo Cup Co. (b)	8.50	02/15/14	260,219
				2,644,670
	Technology (1.9%)
500	CDW LLC / CDW Finance Corp. (a)	8.50	04/01/19	496,250
67	First Data Corp. (a)	12.625	01/15/21	71,355
140	KLA-Tencor Corp.	6.90	05/01/18	161,297
150	Linear Technology Corp., Series A	3.00	05/01/27	156,375
191	Microsoft Corp. (a)(b)(f)	0.00	06/15/13	198,401
200	SanDisk Corp.	1.00	05/15/13	194,250
340	SunGard Data Systems, Inc.	7.375	11/15/18	346,800
145	SunGard Data Systems, Inc. (b)	10.25	08/15/15	150,800
				1,775,528
	Utilities (2.8%)
990	GenOn Americas Generation LLC	8.50	10/01/21	1,014,750
224	Homer City Funding LLC	8.137	10/01/19	207,200
226	Midwest Generation LLC, Series B	8.56	01/02/16	232,171
595	NRG Energy, Inc.	8.50	06/15/19	621,775

$525		Puget Energy, Inc.	6.50%		12/15/20	$564,778
						2,640,674
		Total Domestic Corporate Bonds (Cost $58,083,589)				57,034,570

		Asset-Backed Securities (1.9%)
		Ally Master Owner Trust
300		(a)	2.88		04/15/15	308,444
125		(a)	3.47		04/15/15	128,974
113		Chesapeake Funding LLC (a)	2.187	(d)	12/15/20	113,258
450		Ford Credit Floorplan Master Owner Trust (a)	1.887	(d)	02/15/17	466,852
200		FUEL Trust (a)	4.207		04/15/16	203,524
153		Missouri Higher Education Loan Authority	1.107	(d)	08/27/29	152,355
400		Westlake Automobile Receivables Trust (a)	5.00		05/15/15	401,839
		Total Asset-Backed Securities (Cost $1,741,090)				1,775,246

		Agency Fixed Rate Mortgages (0.6%)
		Federal Home Loan Mortgage Corporation,
		Gold Pools:
9			6.50		02/01/29–10/01/32	9,738
		Federal National Mortgage Association,
		Conventional Pools:
	(c)		6.00		04/01/13	175
	(c)		6.50		05/01/28	325
287			6.50		09/01/28–09/01/32	326,401
15			7.00		08/01/29–11/01/32	16,766
		Government National Mortgage Association,
		Various Pools:
35			7.50		07/20/25	41,057
161			8.00		01/15/22–05/15/30	187,551
		Total Agency Fixed Rate Mortgages (Cost $516,424)				582,013

		U.S. Treasury Security (2.7%)
4,240		U.S. Treasury Bond Principal STRIPS (Cost $2,559,791)(b)	7.50		11/15/24	2,612,998

		Municipal Bonds (1.1%)
135		Chicago Illinois Transit Authority	6.20		12/01/40	140,701
50		City of Chicago	6.395		01/01/40	55,313
115		City of New York, Series G-1	5.968		03/01/36	125,818
155		Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds	6.184		01/01/34	166,264
		Municipal Electric Authority of Georgia
50			6.637		04/01/57	50,123
85			6.655		04/01/57	83,415
110		New York City Transitional Finance Authority	5.267		05/01/27	119,832
		State of California, General Obligation Bonds
140			5.95		04/01/16	160,437
110			6.65		03/01/22	127,726
		Total Municipal Bonds (Cost $956,490)				1,029,629

		Mortgages - Other (5.2%)
		Banc of America Alternative Loan Trust
508			5.25		01/25/21	485,478
550			5.913	(d)	10/25/36	389,124
422		Chase Mortgage Finance Corp.	6.00		11/25/36	364,858
323		Countrywide Alternative Loan Trust	6.00		04/25/36	232,964
747		Countrywide Home Loan Mortgage Pass-Through Trust	0.487	(d)	04/25/46	223,393
		First Horizon Alternative Mortgage Securities
304			5.00		11/25/20	282,103
285			6.25		08/25/36	221,358
81		GMAC Mortgage Corp. Loan Trust (a)	4.25		07/25/40	80,835
331		GS Mortgage Securities Corp. (a)	7.50	(d)	09/25/36	267,971

	Lehman Mortgage Trust
$234		5.50%		11/25/35	$217,163
343		5.50		02/25/36	327,832
501		6.50		09/25/37	400,794
16	Mastr Adjustable Rate Mortgages Trust	1.203	(d)	04/25/46	171
	Residential Accredit Loans, Inc.
327		0.687	(d)	03/25/35	206,918
384		6.00		04/25/36	268,966
662	Structured Adjustable Rate Mortgage Loan Trust	2.569	(d)	08/25/34	563,302
699	WaMu Mortgage Pass Through Certificates	1.033	(d)	05/25/47	474,520
	Total Mortgages - Other (Cost $4,982,799)				5,007,750

	Collateralized Mortgage Obligations - Agency Collateral Series (0.5%)
912	Federal Home Loan Mortgage Corporation,
	IO REMIC	5.954	(d)	07/15/37	153,739
	Federal National Mortgage Association,
	IO REMIC
790		6.513	(d)	02/25/24	84,655
	IO STRIPS
188		6.00	(d)	01/01/20	26,687
158		6.00		01/01/20	22,705
58		6.50		12/01/19	8,399
483		7.00		11/01/19–12/01/34	107,114
254		7.50	(d)	12/01/34	55,523
85		8.00		06/01/35	19,588
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $339,168)				478,410

NUMBER OF SHARES
	Preferred Stocks (0.8%)
	Consumer Finance (0.5%)
20,200	GMAC Capital Trust (l)	517,524
	Diversified Financial Services (0.3%)
267	Ally Financial, Inc. $70.00 (a)	242,586
	Total Preferred Stocks (Cost $622,173)	760,110

	Convertible Preferred Stock (0.2%)
	Diversified Financial Services
200	Bank of America Corp. Series L $72.50 (Cost $179,988)	194,946

	Common Stocks (0.0%)
	Communications Equipment (0.0%)
6,574	ORBCOMM, Inc. (l)	19,525
	Diversified Telecommunication Services (0.0%)
665	XO Holdings, Inc. (b)(l)(m)	911
	Electric Utilities (0.0%)
102	PNM Resources, Inc. (h)	1,532
	Wireless Telecommunication Services (0.0%)
720	USA Mobility, Inc.	11,887
	Total Common Stocks (Cost $4,564)	33,855

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Short-Term Investments (15.9%)
	U.S. Treasury Security (1.7%)
$1,668	U.S. Treasury Bill (Cost $1,667,887)(b)(n)(o)	0.046%	09/22/11	1,667,887

	Securities held as Collateral on Loaned Securities (12.5%)
	Repurchase Agreements (4.4%)
$243	Barclays Capital, Inc. (0.15%, dated 07/29/11, due 08/01/11; proceeds $242,690; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.00% due 08/04/11; valued at $247,542)	$242,687
1,550	Barclays Capital, Inc. (0.20%, dated 07/29/11, due 08/01/11; proceeds $1,549,918; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 0.00% due 01/03/12; valued at $1,580,903)	1,549,893
1,292	Deutsche Bank Securities, Inc. (0.25%, dated 07/29/11, due 08/01/11; proceeds $1,291,604; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.50% - 5.00% due 08/01/24 - 11/01/36; valued at $1,317,409)	1,291,577
1,144	Merril Lynch & Co., Inc. (0.24%, dated 07/29/11, due 08/01/11; proceeds $1,143,991; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 2.50% due 10/20/38; valued at $1,166,848)	1,143,968
	Total Repurchase Agreements (Cost $4,228,125)	4,228,125

NUMBER OF SHARES (000)
	Investment Company (8.1%)
7,713	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $7,712,855) (p)		7,712,855
	Total Securities held as Collateral on Loaned Securities (Cost $11,940,980)		11,940,980
	Investment Company (1.7%)
1,623	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,623,467) (p)		1,623,467
	Total Short-Term Investments (Cost $15,232,334)		15,232,334

	Total Investments (Cost $107,615,557) (q)(r)	112.2%	107,440,562
	Liabilities in Excess of Other Assets	(12.2)	(11,692,985)
	Net Assets	100.0%	$95,747,577

IO	Interest Only.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

The value of loaned securities and related collateral outstanding at July 31, 2011 were $11,747,063 and $11,940,980, respectively. The Fund received cash collateral of $11,940,980 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Par less than $1,000.
(d)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2011.
(e)	Payment-in-kind security.
(f)	Capital appreciation bond.
(g)	Issuer in bankruptcy.
(h)	Acquired through exchange offer.
(i)	Non-income producing security; bond in default.
(j)

At July 31, 2011, the Fund held fair valued securities valued at $98,184, representing 0.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(k)

For the nine months ended July 31, 2011, the proceeds from sales of Citigroup, Inc., Corporate Bond, an affiliate of the Investment Adviser, Administrator and Distributor, were $521,595, including net realized gains of $64,153.

(l)	Non-income producing security.
(m)	Illiquid security.

(n)	A portion of this security has been physically segregated in connection with open futures contracts and swap agreements.
(o)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(p)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

(q)	Securities have been designated as collateral in connection with open foreign currency exchange contracts, futures contracts and swap agreements.
(r)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Foreign Currency Exchange Contracts Open at July 31, 2011:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
JPMorgan Chase Bank		$373,304	KRW	399,073,200	08/11/11	$4,970
JPMorgan Chase Bank		$200,327	THB	6,111,980	08/11/11	4,439
JPMorgan Chase Bank		$100,603	CLP	46,865,840	08/22/11	1,558
Bank of America N.A.		$1,511,450	GBP	950,000	08/25/11	47,562
Goldman Sachs International	DKK	250,000	$46,799		08/25/11	(1,393)
UBS AG	CHF	460,000	$554,350		08/25/11	(30,312)
UBS AG	JPY	42,711,341	$540,780		08/25/11	(14,192)
UBS AG		$1,828,925	EUR	1,293,926	08/25/11	29,394
UBS AG		$518,774	NOK	2,900,000	08/25/11	19,089
UBS AG		$488,266	SEK	3,200,000	08/25/11	19,750
	Net Unrealized Appreciation					$80,865

Futures Contracts Open at July 31, 2011:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
37	Long	U.S. Treasury 2 yr. Note, Sep-11	$8,137,109	$7,484
62	Long	U.S. Treasury 5 yr. Note, Sep-11	7,529,609	147,485
28	Long	U.S. Treasury Ultra Long Bond, Sep-11	3,694,250	99,815
1	Short	U.S. Treasury 30 yr. Bond, Sep-11	(128,125)	(1,469)
2	Short	German Euro Bund, Sep-11	(374,628)	(13,593)
72	Short	U.S. Treasury 10 yr. Note, Sep-11	(9,049,500)	(262,070)
		Net Unrealized Depreciation		$(22,348)

Interest Rate Swap Agreements Open at July 31, 2011:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)		FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank PLC	SEK	138,018	3 Month STIBOR	Pay	2.76%	07/30/12	$8,230
Barclays Bank PLC	161,700		3 Month STIBOR	Receive	2.89	07/29/13	(31,613)
Credit Suisse	$9,790		3 Month LIBOR	Receive	0.80	10/28/13	(52,283)
Credit Suisse	4,100		3 Month LIBOR	Pay	2.10	10/28/17	26,553
Credit Suisse	CAD	3,642	3 Month CDOR	Pay	4.07	09/08/20	26,302
Credit Suisse	2,625		3 Month CDOR	Pay	4.12	09/08/20	25,578
Goldman Sachs	14,800		3 Month CDOR	Receive	2.70	07/15/15	(92,631)
			Net Unrealized Depreciation				$(89,864)

Zero Coupon Swap Agreements Open at July 31, 2011:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	TERMINATION DATE	PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank PLC	$3,689	3 Month LIBOR	Pay	11/15/19	—	$340,880
Barclays Bank PLC	3,113	3 Month LIBOR	Receive	11/15/19	—	(877,705)
Goldman Sachs	1,351	3 Month LIBOR	Receive	11/15/24	—	(63,353)
JP Morgan Chase Bank	1,224	3 Month LIBOR	Receive	11/15/24	—	(26,848)
		Net Unrealized Depreciation				$(627,026)

CDOR	Canadian Dealer Offered Rate.
LIBOR	London Interbank Offered Rate.
STIBOR	Stockholm Interbank Offered Rate.

Currency Abbreviations:

CAD	Canadian Dollar.
CHF	Swiss Franc.
CLP	Chilean Peso.
DKK	Danish Krone.
EUR	Euro.
GBP	British Pound.
JPY	Japanese Yen.
KRW	South Korean Won.
MXN	Mexican New Peso.
NOK	Norwegian Krone.
RUB	Russian Ruble.
SEK	Swedish Krona.
THB	Thai Baht.

Morgan Stanley Flexible Income Trust

Notes to Portfolio of Investments • July 31, 2011 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT JULY 31, 2011 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Assets:
Sovereign	$13,387,447	—	$13,387,447	—
Corporate Bonds	66,345,824	—	66,247,640	$98,184
Asset-Backed Securities	1,775,246	—	1,775,246	—
Agency Fixed Rate Mortgages	582,013	—	582,013	—
U.S. Treasury Security	2,612,998	—	2,612,998	—
Municipal Bonds	1,029,629	—	1,029,629	—
Mortgages - Other	5,007,750	—	5,007,750	—
Collateralized Mortgage Obligations - Agency Collateral Series	478,410	—	478,410	—
Preferred Stocks	760,110	$517,524	242,586	—
Convertible Preferred Stock	194,946	194,946	—	—
Common Stocks
Communications Equipment	19,525	19,525	—	—
Diversified Telecommunication Services	911	911	—	—
Electric Utilities	1,532	1,532	—	—
Wireless Telecommunication Services	11,887	11,887	—	—
Total Common Stocks	33,855	33,855	—	—
Short-Term Investments
U.S. Treasury Security	1,667,887	—	1,667,887	—
Repurchase Agreements	4,228,125	—	4,228,125	—
Investment Company	9,336,322	9,336,322	—	—
Total Short-Term Investments	15,232,334	9,336,322	5,896,012	—
Foreign Currency Exchange Contracts	126,762	—	126,762	—
Futures	254,784	254,784	—	—
Interest Rate Swaps	86,663	—	86,663	—
Zero Coupon Swaps	340,880	—	340,880	—
Total Assets	$108,249,651	$10,337,431	$97,814,036	$98,184

Liabilities:
Foreign Currency Exchange Contracts:	$(45,897)	—	$(45,897)	—
Futures	(277,132)	$(277,132)	—	—
Interest Rate Swaps	(176,527)	—	(176,527)	—
Zero Coupon Swaps	(967,906)	—	(967,906)	—
Total Liabilities	$(1,467,462)	$(277,132)	$(1,190,330)	—
Total	$106,782,189	$10,060,299	$96,623,706	$98,184

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period.  As of July 31, 2011, securities with a total value of $195,857 transferred from Level 2 to Level 1.  At October 31, 2010, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Bonds
Beginning Balance	$128,613
Purchases	—
Sales	(26,827)
Amortization of discount	(403)
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	(1,304)
Realized gains (losses)	(1,895)
Ending Balance	$98,184

Net change in unrealized appreciation/depreciation from investments still held as of July 31, 2011	$(1,304)

Valuation of Investments - (1) For equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its last sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (4) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) swaps are marked-to-market daily based upon quotations from market makers; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (9) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Flexible Income Trust

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
September 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
September 20, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2011